Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares

17. Redeemable Convertible Preferred Shares

Redeemable convertible preferred shares consist of the following:

	Series A-1	Series A-2	Series B	Series C	Series D	Series E
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
Balance as of January 1, 2017	134,719	152,097	293,455	197,987	438,683	532,511	1,749,452
Redemption value accretion	26,356	29,619	60,289	40,164	57,988	(11,737)	202,679
Foreign currency translation adjustment	(7,651)	(8,632)	(16,763)	(11,297)	(24,341)	(28,178)	(96,862)
Conversion of preferred shares to ordinary shares	(153,424)	(173,084)	(336,981)	(226,854)	(472,330)	(492,596)	(1,855,269)
Balance as of December 31, 2017, 2018 and 2019	—	—	—	—	—	—	—

On September 23, 2011, the Company entered into a shares purchase agreement with certain investors, pursuant to which 1,250,000 Redeemable Convertible Series A-1 Preferred Shares (“Series A-1 Preferred Shares”) and 1,250,000 Redeemable Convertible Series A-2 Preferred Shares (“Series A-2 Preferred Shares”) were issued on September 23, 2011, and 178,572 Series A-2 Preferred Shares were issued on February 7, 2012 for an aggregated consideration of US$2,000 (equivalent of RMB13,153).

On September 23, 2011, the Company also issued certain Convertible Promissory Notes (“Convertible Promissory Notes”) amounting to US$3,333 (equivalent of RMB20,973), which were subsequently converted into Redeemable Convertible Series B Preferred Shares upon the issuance of the Redeemable Convertible Series B Preferred Shares in March 2012.

On February 28, 2012, the Company entered into a shares purchase agreement with certain investors, pursuant to which a total of 2,380,952 Redeemable Convertible Series B Preferred Shares (“Series B Preferred Shares”) were issued partly for an aggregated cash consideration of US$6,666 (equivalent of RMB41,946) and partly through the conversion of the Convertible Promissory Notes between March 4, 2012 to March 29, 2012.

On July 9, 2013, the Company entered into a shares purchase agreement with certain investors and pursuant to the agreement, on July 11, 2013, the Company issued 1,571,973 Redeemable Convertible Series C Preferred Shares (“Series C Preferred Shares”) for an aggregated consideration of US$11,404 (equivalent of RMB70,462).

On July 2, 2014, the Company entered into a shares purchase agreement with certain investors and pursuant to the agreement, on July 11, 2014, the Company issued 3,178,652 Redeemable Convertible Series D Preferred Shares (“Series D Preferred Shares”, together with Series C Preferred Shares, Series B Preferred Shares, Series A-1 Preferred Shares and Series A-2 Preferred Shares, “Preferred Shares”) for an aggregated consideration of US$35,000 (equivalent of RMB215,863).

On July 7, 2015, the Company entered into a shares purchase agreement with certain investors and Pingan eCommerce Limited Partnership (“Ping An”) and pursuant to the agreement, the Company issued 2,925,658 Redeemable Convertible Series E Preferred Shares (“Series E Preferred Shares”) for an aggregated consideration of US$55,000 (equivalent of RMB342,880).

The Group had classified the Preferred Shares as mezzanine equity in the consolidated balance sheets since they were contingently redeemable at the option of the holders after a specified time period. The Group had determined that conversion and redemption features embedded in the Preferred Shares were not required to be bifurcated and accounted for as a derivative, as the economic characteristics and risks of the embedded conversion and redemption features were clearly and closely related to that of the Preferred Shares. The Preferred Shares were not readily convertible into cash as there is not a market mechanism in place for trading of the Company's shares.

The Group had determined that there was no beneficial conversion feature attributable to any of the Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company's ordinary shares at the relevant commitment dates.

In addition, the carrying values of the Preferred Shares were accreted from the share issuance dates to the redemption value on the earliest redemption dates. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

The rights, preferences and privileges of the Preferred Shares were as follows:

Redemption Rights

At any time commencing on a date specified in the agreement of the Preferred Shares (the “Redemption Start Date”), holders of more than 50% of the then outstanding Series A-1, A-2,  B , D and E Preferred Shares and 75% of the Series C Preferred Shares may request a redemption of the Preferred Shares of such series. In addition, prior to the Redemption Start Date but following the occurrence of certain early redemption events, holders of more than 50% of the Series D Preferred Shares or Ping An may request a redemption. On receipt of a redemption request from the holders, the Company shall redeem all or part, as requested, of the outstanding Preferred Shares of such series.

The Redemption Start Date was originally July 2, 2016 for Series A-1 Preferred Shares, Series A-2 Preferred Shares, Series B Preferred Shares, Series C Preferred Shares and Series D Preferred Shares, which was subsequently modified on July 8, 2015 to July 8, 2017.The Redemption Start Date was July 8, 2017 for Series E Preferred Shares. In April 2017, the Redemption Start Date for all of the Preferred Shares was extended to May 10, 2018.

If any holder of any series of Preferred Shares exercises its redemption right, any holder of other series of Preferred Shares shall have the right to exercise the redemption of its series at the same time.

The price at which each Preferred Share shall be redeemed shall equal to the higher of (i) and (ii) below:

i. The original Preferred Shares issue price for such series plus R% interest per annum (calculated from the issuance dates of the respective series of Preferred Shares), and declared but unpaid dividends, where R is 8 for Series C, Series B, Series A-1 and Series A-2 Preferred Shares and 15 for Series D and Series E Preferred Shares.

ii. The fair market value of the relevant series of Preferred Shares on the date of redemption.

The Group accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the Preferred Shares using effective interest method. Changes in the redemption value are considered to be changes in accounting estimates.

Conversion Rights

Each Preferred Share is convertible, at the option of the holder, at any time after the date of issuance of such Preferred Shares according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and capitalization and certain other events. Each Preferred Share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each Preferred Share is the same as its original issuance price and no adjustments to conversion price have occurred. At December 31, 2015 and 2016, each Preferred Share is convertible into one ordinary share.

Each Preferred Share shall automatically be converted into ordinary shares, at the then applicable preferred share conversion price upon (i) closing of a Qualified Initial Public Offering (“Qualified IPO”) or (ii) the written approval of the holders of a majority of each series of Preferred Shares (calculated and voting separately in their respective single class on an as-converted basis), and particularly for the Series C Preferred Shares, approval by the holders of more than 75% of the Series C Preferred Shares.

Prior to the Series E Preferred Shares issuance on July 8, 2015, a “Qualified IPO” was defined as an initial public offering with net offering proceeds no less than US$61,500 and implied market capitalization of the Company of no less than US$410,000 prior to such initial public offering. Upon the issuance of the Series E Preferred Shares, the net offering proceeds and market capitalization criteria for a ”Qualified IPO” was increased to US$130,000 and US$550,000 respectively.

Voting Rights

Each Preferred Share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the holders of Preferred Shares and ordinary shares shall vote together as a single class.

Dividend Rights

Series A-1 Preferred Shares and Series A-2 Preferred Shares were originally entitled to receive a like amount of dividends before any dividend is paid on ordinary shares. After a modification on the rights of the preferred shares effective from February 28, 2012, Preferred Shares holders are entitled to receive dividends if declared by the Board of Directors, in an amount equal to 10% of the original preferred share issue price of the respective series of Preferred Shares per annum accruing cumulative from the issuance date of the respective Preferred Shares.

The remaining undistributed earnings of the Company after full payment of the above amounts on the Preferred Shares, shall be distributed on a pro rata basis to the holders of ordinary shares and Preferred Shares on an as-converted basis.

Liquidation Preferences

In the event of any liquidation including deemed liquidation, dissolution or winding up of the Company, holders of the Preferred Shares shall be entitled to receive a per share amount equal to 150% of the original preferred share issue price of the respective series of Preferred Shares, as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the sequence of Series E Preferred Shares, Series D Preferred Shares, Series C Preferred Shares, Series B Preferred Shares and Series A-1 and Series A-2 Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares, on an as-converted basis, together with the holders of the ordinary shares. The modifications of the rights, preferences and privileges of the Preferred Shares are not considered substantial, and are thus accounted for as a modification rather than an extinguishment of the Preferred Shares. Where there is a transfer of value between ordinary shareholders and Preferred Shares holders as a result of such modifications, the transfer of value is accounted for as deemed dividends, recorded as additions/reductions in accumulated deficit and reductions/additions in the Preferred Shares carrying amounts.

All of the preference shares were converted to ordinary shares immediately upon the completion of the company’s initial public offering on September 22, 2017.  Prior to their automatic conversion to ordinary shares upon the Company’s initial public offering on September 22, 2017, the preferred shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of preferred shares were entitled to vote together with the holders of ordinary shares on an as-if-converted basis, except for certain specified matters that preferred shares would be voted separately as a class.